Fathom OpCo Predecessor Period Acquisitions - Incodema and Newchem - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020	Jul. 27, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113	$ 63,215		$ 33,007
Incodema LLC [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				$ 63
Accounts receivable, net				2,370
Inventory				735
Other current assets				3
Prepaid expenses				77
Fixed assets, net				2,277
Intangible assets				19,300
Total assets acquired				24,825
Accounts payable				324
Accrued expenses				110
Other current liabilities				286
Total liabilities assumed				720
Total identifiable net assets				24,105
Goodwill				16,459
Newchem, LLC [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				69
Accounts receivable, net				741
Inventory				487
Other current assets				1
Prepaid expenses				8
Fixed assets, net				1,949
Intangible assets				2,800
Total assets acquired				6,055
Accounts payable				223
Accrued expenses				35
Other current liabilities				61
Total liabilities assumed				319
Total identifiable net assets				5,736
Goodwill				$ 767